Rule 497(e)
                                                               File No. 333-9217


                               ORCHARD SERIES FUND
                        Supplement dated June 26, 2000 to
                        the February 29, 2000 Prospectus


On page 1of the prospectus and throughout the prospectus, wherever the Orchard Index 500 Fund is referenced, please delete this disclosure and replace with the following: Orchard S&P(R) 500 Index Fund (formerly the Orchard Index 500 Fund).